Provisions - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [table]
Provision used	€ (145)	€ (55)	€ (50)
Provision for charges	123	246
Provisions for disputes
Disclosure of other provisions [table]
Provision used		55	€ 50
Provision for charges	40	0
Provision for charges
Disclosure of other provisions [table]
Provision used	145
Provision for charges	€ 0	€ 164